Prudential Investment Portfolios, Inc. 10

655 Broad Street
6th Floor
Newark, New Jersey 07102

January 4, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	497(j) Filing for Prudential Investment Portfolios, Inc. 10 Registration numbers 333-119741 and 811-08085

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for PGIM Quant Solutions Mid Cap Value Fund, a series of the above-referenced Registrant, do not differ from those contained in Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 22, 2023.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.

Very truly yours,

/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary